UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                          August 2, 2006 to August 15, 2006


Commission File Number of issuing entity:  333-132001-01


                           GS AUTO LOAN TRUST 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132001


                    GOLDMAN SACHS ASSET BACKED SECURITIES CORP.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)


                                    DELAWARE
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   51-6577765
                            -------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                             (if Section 12(b))
Title of class
  A-1 Notes       [   ]           [   ]           [ x ]            [   ]
  A-2 Notes       [   ]           [   ]           [ x ]            [   ]
  A-3 Notes       [   ]           [   ]           [ x ]            [   ]
  A-4 Notes       [   ]           [   ]           [ x ]            [   ]
  B Notes         [   ]           [   ]           [ x ]            [   ]
  C Notes         [   ]           [   ]           [ x ]            [   ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 15, 2006 a distribution was made to Noteholders of GS Auto Loan Trust 2006-1.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

PART II - OTHER INFORMATION

Item 3.  Sales of Securities and Use of Proceeds

         On the closing date of the issuance of the Notes, the Class D Notes were sold to Goldman, Sachs & Co. in a transaction exempt from registration under the Securities Act of 1933, as amended (the "Act") pursuant to Section 4(2) under the Act. The net proceeds from the sale of these Notes were applied by the depositor toward the purchase of the auto loans constituting the pool assets.


Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Report distributed to Noteholders of GS Auto Loan Trust 2006-1 relating to the August 15, 2006 distribution and Item 601 of Regulation S-K, is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Goldman Sachs Asset Backed Securities Corp.
                                ------------------------------------------
                                (Depositor)

                      By:       /s/ Curtis Probst
                                ------------------
                      Name:     Curtis Probst
                      Title:    Vice President

                      Date:     August 29, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to Noteholders of GS Auto Loan Trust 2006-1 relating to the August 15, 2006 distribution.


                                     EX-99.1
                        GS Auto Loan Trust Series 2006-1
                                 August 15, 2006

                                Table of Contents
                                                                        Page
    Distribution Report ................................................. 2
    Factor Report ....................................................... 2
    Delinquency Totals .................................................. 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:

                                Michael O Bullen
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 New York Plaza
                               New York, New York
                    Tel: (212) 623-4506 / Fax: (212) 623-5931
                      Email: michael.o.bullen@jpmorgan.com

                                                GS Auto Loan Trust Series 2006-1
                                                         August 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                   ENDING
            FACE             PRINCIPAL                                                         REALIZED     DEFERRED     PRINCIPAL
CLASS       VALUE            BALANCE          PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1      228,000,000.00    228,000,000.00   28,504,718.36      453,990.12    28,958,708.48      0.00       0.00      199,495,281.64
A2      184,036,000.00    184,036,000.00            0.00      363,522.22       363,522.22      0.00       0.00      184,036,000.00
A3      243,435,000.00    243,435,000.00            0.00      472,061.04       472,061.04      0.00       0.00      243,435,000.00
A4      125,369,000.00    125,369,000.00            0.00      243,564.11       243,564.11      0.00       0.00      125,369,000.00
B        30,562,000.00     30,562,000.00            0.00       61,803.16        61,803.16      0.00       0.00       30,562,000.00
C        21,523,000.00     21,523,000.00            0.00       45,467.34        45,467.34      0.00       0.00       21,523,000.00
D        15,926,000.00     15,926,000.00            0.00       35,944.10        35,944.10      0.00       0.00       15,926,000.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  848,851,000.00    848,851,000.00   28,504,718.36    1,676,352.09    30,181,070.45      0.00       0.00      820,346,281.64
-----------------------------------------------------------------------------------------------------------------------------------
CERT              0.00              0.00            0.00            0.00             0.00      0.00       0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                            ENDING              INTEREST
CLASS        CUSIP        PRINCIPAL        PRINCIPAL         INTEREST        TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         40052KAA6   1,000.00000000   125.02069456       1.99118474     127.01187930       874.97930544         5.514050%
A2         40052KAB4   1,000.00000000     0.00000000       1.97527777       1.97527777     1,000.00000000         5.470000%
A3         40052KAC2   1,000.00000000     0.00000000       1.93916668       1.93916668     1,000.00000000         5.370000%
A4         40052KAD0   1,000.00000000     0.00000000       1.94277780       1.94277780     1,000.00000000         5.380000%
B          40052KAE8   1,000.00000000     0.00000000       2.02222237       2.02222237     1,000.00000000         5.600000%
C          40052KAF5   1,000.00000000     0.00000000       2.11250012       2.11250012     1,000.00000000         5.850000%
D          40052KAG3   1,000.00000000     0.00000000       2.25694462       2.25694462     1,000.00000000         6.250000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                 1,000.00000000    33.58035552       1.97484846      35.55520398       966.41964448
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS Auto Loan Trust Series 2006-1
                                                        August 15, 2006

                                                Beginning Collection Period                                               07/01/06
                                                Ending Collection Period                                                  07/31/06
                                                Beginning Interest Accrual Period                                         08/02/06
                                                Ending Interest Accrual Period                                            08/14/06
                                                Record Date                                                               08/14/06
                                                Payment Date                                                              08/15/06
                                                Servicing Days in Period                                                        31


Collections on the Receivables for the Collection Period
        Collections of Installment Principal                                                                         15,884,216.29
        Collections Attributable to Accounts Paid in Full                                                            12,268,304.50
        Principal Amount of Repurchases                                                                                       0.00
        Recoveries on Loss Accounts                                                                                      60,068.23
                Subtotal Principal                                                                                   28,212,589.02
        Collections of Interest                                                                                       5,297,864.03
        Collections of Interest - Repurchased                                                                                 0.00
                Subtotal Interest                                                                                     5,297,864.03
        Total Collections                                                                                            33,510,453.05

Available Funds
        Payments Collected Attributed to Principal                                                                   15,884,216.29
        Accounts Paid in Full                                                                                        12,268,304.50
        Recoveries on Loss Amounts                                                                                       60,068.23
        Repurchased Receivables - Principal Portion                                                                           0.00
        Payments Collected Attributable to Interest                                                                   2,295,741.08
        Repurchased Receivables - Interest Portion                                                                            0.00
        Receivables Servicer Supplement Payment Amount                                                                        0.00
        Total Available Funds                                                                                        30,508,330.10

Pool Information
        Beginning Number of Accounts                                                                                        52,302
        Beginning Pool Balance                                                                                      860,904,586.66
        Beginning Pool Balance per $1,000 Original Principal Balance                                                      1,000.00
        Ending Number of Accounts                                                                                           51,492
        Ending Pool Balance                                                                                         832,651,090.66
        Ending Pool Balance per $1,000 Original Principal Balance                                                           967.18
        Weighted Average APR                                                                                                 7.33%
        Weighted Average Remaining Term (months)                                                                             54.07

Fees
        Net Servicing Fee Due                                                                                           326,426.32
        Net Servicing Fee Due per $1,000 original principal balance                                                     0.37916667
        Net Servicing Fee Paid                                                                                          326,426.32
        Net Servicing Fee Paid per $1,000 original principal balance                                                    0.37916667
        Unpaid Net Servicing Fees                                                                                             0.00
        Unpaid Servicing Fee Paid per $1,000 original principal balance                                                 0.00000000
        Cumulative Unpaid Net Servicing Fees                                                                                  0.00
        Cumulative Unpaid Servicing Fee Paid per $1,000 original principal balance                                      0.00000000

        Owner Trustee Fee                                                                                                   833.33
        Owner Trustee Fee per $1,000 original principal balance                                                         0.00096797

        Indenture Trustee Fee                                                                                                 0.00
        Indenture Trustee Fee per $1,000 original principal balance                                                     0.00000000

Current Period Losses
        Net Liquidation Losses                                                                                           40,857.48
        Cumulative Net Liquidation Losses                                                                                40,857.48

Current Period Liquidated or Purchased Receivables
        Principal Balance of Liquidated/Defaulted Receivables                                                           100,925.71
        Principal Balance of Repurchased Receivables                                                                          0.00
        Other Principal Reductions                                                                                           49.50


Delinquency Information

        Delinquency Group Total Report
        Group Totals

        Period           Number      Principal Balance     Percentage
        31-60 days         443         6,776,243.04          0.81%
        61-90 days          60           909,439.27          0.11%
        91+days              0                 0.00          0.00%
        Total              503         7,685,682.31          0.92%


Repossession Information (Total Inventory)
        Number of Receivables as to which vehicles have been Repossessed                                                        27
        Balance of Receivables as to which vehicles have been Repossessed                                               478,675.80

Principal and Interest Detail
        First Allocation of Principal                                                                                         0.00
        First Allocation of Principal per $1,000 original principal balance                                             0.00000000
        Second Allocation of Principal                                                                                        0.00
        Second Allocation of Principal per $1,000 original principal balance                                            0.00000000
        Third Allocation of Principal                                                                                   273,909.34
        Third Allocation of Principal per $1,000 original principal balance                                             0.31816457
        Regular Principal Allocation                                                                                 27,979,586.66
        Regular Principal Allocation per $1,000 original principal balance                                             32.50021790
        Excess Principal Allocation                                                                                     251,222.36
        Excess Principal Allocation per $1,000 original principal balance                                               0.29181208

Principal Distribution Amounts
        Principal Distribution - A-1                                                                                 28,504,718.36
        Principal Distribution - A-2                                                                                          0.00
        Principal Distribution - A-3                                                                                          0.00
        Principal Distribution - A-4                                                                                          0.00
        Principal Distribution - B                                                                                            0.00
        Principal Distribution - C                                                                                            0.00
        Principal Distribution - D                                                                                            0.00

Interest Distribution Amounts
        Interest Distribution - A-1                                                                                     453,990.12
        Interest Carryover Shortfall - A-1                                                                                    0.00
        Cumulative Interest Carryover Shortfall - A-1                                                                         0.00

        Interest Distribution - A-2                                                                                     363,522.22
        Interest Carryover Shortfall - A-2                                                                                    0.00
        Cumulative Interest Carryover Shortfall - A-2                                                                         0.00

        Interest Distribution - A-3                                                                                     472,061.04
        Interest Carryover Shortfall - A-3                                                                                    0.00
        Cumulative Interest Carryover Shortfall - A-3                                                                         0.00

        Interest Distribution - A-4                                                                                     243,564.11
        Interest Carryover Shortfall - A-4                                                                                    0.00
        Cumulative Interest Carryover Shortfall - A-4                                                                         0.00

        Interest Distribution - B                                                                                        61,803.16
        Interest Carryover Shortfall - B                                                                                      0.00
        Cumulative Interest Carryover Shortfall - B                                                                           0.00

        Interest Distribution - C                                                                                        45,467.34
        Interest Carryover Shortfall - C                                                                                      0.00
        Cumulative Interest Carryover Shortfall - C                                                                           0.00

        Interest Distribution - D                                                                                        35,944.10
        Interest Carryover Shortfall - D                                                                                      0.00
        Cumulative Interest Carryover Shortfall - D                                                                           0.00

Overcollateralization Amounts
        Overcollateralization Target Amount                                                                          24,979,532.72
        Ending Overcollateralization Amount                                                                          12,304,809.02

Three-Month Annualized Net Loss Ratio
        Net Liquidation Losses                                                                                           40,857.48
        Ending Pool Balance                                                                                         832,651,090.66
        Current Monthly Net Loss Ratio                                                                                     0.0049%
        Prior Monthly Net Loss Ratio                                                                                       0.0000%
        Second Prior Monthly Net Loss Ratio                                                                                0.0000%
        Three-Month Annualized Net Loss Ratio                                                                              0.0589%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.